Principal Accounting Policies (Acquisitions, ezTravel, Purchase Price Allocation) (Details) (ezTravel [Member], CNY)	Dec. 31, 2009
ezTravel [Member]
Business acquisition [Line Items]
Cash and cash equivalents	72,580,989
Restricted cash	45,727,507
Short-term investment	7,285,023
Accounts receivable	5,208,390
Prepayments and other current assets	14,584,018
Deferred tax assets, current	177,030
Current assets	145,562,957
Intangible assets	45,700,613
Property, equipment, and software	2,752,425
Long-term deposits	5,241,305
Other long-term assets	50,039
Non-current assets	53,744,382
Accounts payable	(39,204,510)
Salary and welfare payable	(7,763,640)
Taxes payable	(3,154,539)
Advances from customers	(32,844,573)
Other payables and accruals	(4,214,892)
Current liabilities	(87,182,154)
Deferred tax liabilities, non-current	(11,425,153)
Non-current liabilities	(11,425,153)
Fair value of net assets acquired	100,700,032
Cumulative consideration	191,468,053
Non-controlling interest at fair value	158,479,081
Goodwill	249,247,102